Nature of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2023
Nature of business and organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of Wimi Cayman and Each of Entities	Lixin Technology established a wholly-owned subsidiary, Hainan Lixin Technology Co., Ltd. in October 2020.
Name	Background		Ownership
WiMi HK	● ● ●	A Hong Kong company Incorporated on September 4, 2018 Primarily engages in the sales of semiconductor products and related accessories	100% owned by WiMi Cayman
VIDA Semicon Co., Limited (“VIDA”)	● ● ●	A Hong Kong company Incorporated on August 21, 2020 Primarily engages in the sales of semiconductor products and related accessories	53% owned by WiMi HK

Name	Background		Ownership
WiMi WFOE	● ● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on September 20, 2018 Registered capital of RMB 325,500,000 (USD 50,000,000) A holding company	100% owned by WiMi HK
Beijing WiMi	● ● ● ●	A PRC limited liability company Incorporated on May 27, 2015 Registered capital of RMB 5,154,639 (USD 808,482) Primarily engages in Hologram advertising services	VIE of WiMi WFOE
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● ● ● ●	A PRC limited liability company Incorporated on March 08, 2011 Registered capital of RMB 20,000,000 (USD 3,136,910) Primarily engages in mobile games development	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022

Name	Background		Ownership
Korgas 233 Technology Co., Ltd. (“Korgas 233”)	● ● ● ●	A PRC limited liability company Incorporated on September 15, 2017 Registered capital of RMB 1,000,000 (USD 156,846) Primarily engages in mobile games development	100% owned by Shanghai Guoyu
Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Qianhai Wangxin”)	● ● ● ●	A PRC limited liability company Incorporated on October 16, 2015 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	● ● ● ●	A PRC limited liability company Incorporated on January 14, 2019 Registered capital of RMB 100,000 (USD 15,685) Primarily engages in AR advertising services	100% owned by Weidong
Weidong Technology Co., Ltd. (“Weidong”)	● ● ● ●	A PRC limited liability company Incorporated on October 28, 2020 Registered capital of RMB 50,000,000 (USD 7,842,276) Primarily engages in AR advertising services	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	● ● ● ●	A PRC limited liability company Incorporated on October 30, 2020 Registered capital of RMB 20,000,000 (USD 3,136,910) Primarily engages in AR advertising services	100% owned by Weidong

Name	Background		Ownership
Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● ● ● ●	A PRC limited liability company Incorporated on May 20, 2014 Registered capital of RMB 10,000,000 (USD 1,568,455) Primarily engages in AR advertising services	100% owned by Beijing WiMi
Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● ● ● ●	A PRC limited liability company Incorporated on August 24, 2017 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● ● ● ●	A PRC limited liability company Incorporated on November 25, 2016 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	● ● ● ●	A PRC limited liability company Incorporated on January 31, 2019 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● ● ● ●	A PRC limited liability company Incorporated on December 3, 2019 Registered capital of RMB 5,000,000 (USD 784,228) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	● ● ● ●	A PRC limited liability company Incorporated on September 24, 2020 Registered capital of RMB 10,000,000 (USD 1,568,455) Primarily engages in AR advertising services	100% owned by Shenzhen Yidian
Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● ● ●	A Hong Kong company Incorporated on February 22, 2016 Primarily engages in MR software development and licensing	100% owned by Beijing WiMi
Skystar Development Co., Ltd (“Skystar”)	● ● ●	A Republic of Seychelles Company Incorporated on March 30, 2016 Primarily engages in MR software development and licensing	100% owned by Micro Beauty

Name	Background		Ownership
Lixin Technology Co., Ltd. (“Lixin Technology”)	● ● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
Incorporated on August 4, 2020
Registered capital of RMB 200,000,000 (USD 31,369,105)
		Primarily engages in research, development and sale of computer chip and intelligent chip products	100% owned by WiMi Cayman
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)	● ● ● ●	A PRC limited liability company
Incorporated on October 10, 2020
Registered capital of RMB 50,000,000 (USD 7,842,276)
		Plan to support the daily operations of Lixin Technology, no operations as of June 30, 2023	100% owned by Lixin Technology
Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	● ● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on March 4, 2021 Registered capital of RMB 195,747,000 (USD 30,000,000) A holding company	100% owned by WiMi Cayman
Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)	● ● ● ●	A PRC limited liability company Incorporated on May 21, 2021 Registered capital of RMB 200,000,000 (USD 7,842,276) Plan to engage AR advertising services, no material operations as of June 30, 2023	100% owned by TJ Zhongzheng
Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)	● ● ● ●	A PRC limited liability company Incorporated on May 26, 2021 Registered capital of RMB 200,000,000 (USD 7,842,276) Plan to engage AR advertising services, no material operations as of June 30, 2023	100% owned by Shenzhen Hedao Cancelled in June 2023
MicroAlgo Inc. (“MicroAlgo”), previously known as Venus Acquisition Corporation	● ● ●	A Cayman company Incorporated on May 14, 2018 A holding company	65.9% owned by WiMi Cayman
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	● ● ●	A Cayman company Incorporated on September 24, 2020 Primarily engages in the development of central processing algorithm and cloud computing services	100% owned by MicroAlgo

Name	Background		Ownership
Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	● ● ● ●	A Singapore company Incorporated on January 9, 2009 Capital of RMB 3,187,856 (USD 500,001) Primarily engages in customization of central processing units	100% owned by VIYI Acquired in September 2020 Disoped in April 2023
Excel Crest Limited (“Excel Crest”)	● ● ●	A Hong Kong company Incorporated on September 10, 2020 Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of June 30, 2023	100% owned by Fe-da Electronics Disoped in April 2023
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”)	● ● ● ●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on November 18, 2020 Registered capital of RMB 191,271,000 (USD 30,000,000) A holding company	100% owned by VIYI Ltd
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	● ● ● ●	A PRC limited liability company Incorporated on November 30, 2020 Registered capital of RMB 50,000,000 (USD 7,842,276) Engages in providing software support services	58% owned by VIYI Ltd
Wisdom Lab Inc. (“Wisdom Lab”)	● ● ●	A Cayman Islands company Incorporated on May 6, 2021 Engages in software solution for intelligent chips	Disposed in April 2023
Viwo Technology Limited. (“Viwo Tech”)	● ● ●	A Hong Kong company Incorporated on April 15, 2021 Engages in intelligent chips design	55% owned by VIYI Ltd
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	● ● ●	A PRC limited liability company Incorporated on July 19, 2021 Registered capital of RMB 10,000,000 (USD 1,568,455)	100% owned by Viwo Tech
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	● ● ● ●	A PRC limited liability company Incorporated on March 18, 2019 Registered capital of RMB 20,000,000 (USD 3,136,910) Engages in R&D and application of intelligent visual algorithm technology	99% owned by Weidong, 1% owned by SZ Weidong

Name	Background		Ownership
Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)	● ● ● ●	A PRC limited liability company Registered capital of RMB 10,000,000 (USD 1,568,455) Incorporated on July 23, 2021 Engages in R &D and application of intelligent visual algorithm technology	100% owned by Shanghai Guoyu
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	● ● ● ●

A PRC limited liability company

Registered capital of RMB 1,000,000 (USD 156,846 )

Incorporated on June 22, 2021

Engages in E-commerce services and application of intelligent visual algorithm technology

100% owned by Viwotong Tech
Weeto. Investment Pte. Ltd	● ● ●	A Singapore company Incorporated on April 28, 2022 No operation as of June 30, 2023	100% owned by WiMi Cayman
Viru Technology Limited (“Viru”)	● ● ●	A Hong Kong company Incorporated on April 15, 2021 Primarily engages in AR advertising services	55% owned by WIMI HK
Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)	● ● ●	A PRC limited liability company Incorporated on August 26, 2022 Primarily engages in AR advertising services and no material operation as of June 30, 2023	100% owned by Viru
Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	● ● ●	A PRC limited liability company Incorporated on March 27, 2023 Primarily engages in central processing algorithm in advertising industry	100% owned by Weidong
Beijing Younike Information Technology Co., Ltd. (“Younike”)	● ● ●	A PRC limited liability company Incorporated on July 22, 2022 Primarily engages in central processing algorithm in advertising industry	100% owned by Viwotong Tech